Cover	Dec. 16, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-36728
Entity Registrant Name	ADMA BIOLOGICS, INC.
Entity Central Index Key	0001368514
Entity Tax Identification Number	56-2590442
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	465 State Route 17
Entity Address, City or Town	Ramsey
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07446
City Area Code	(201)
Local Phone Number	478-5552
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ADMA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable